Taxation - Breakdown of certain net deferred tax asset positions by jurisdiction (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets	€ 483	€ 354
Poland
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets	391	265
France
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets	70	66
Philippines
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets		7
China
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets		12
Czech Republic
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets		2
Hong Kong
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets	6	1
USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets	1	1
Turkey
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets	7
Taiwan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets	€ 8